Equity and Other Equity Items - Schedule of Shares Activity (Details) - shares shares in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Equity [abstract]
Authorized shares as of the beginning of the year		3,500,000	3,500,000
Shares issued:
At the beginning of the year	1,590,950	1,582,419
Exercise of stock options	280	12
Issuance of shares	0	8,519
As of the end of the year	1,591,229	1,590,950